Revenue (Tables)	6 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the six months ended March 31, 2026 and 2025

	For the Six Months Ended March 31,
	2026	2025
By revenue streams
Cross-border sales	$8,278	$800,751
Headset Trademark and Patent Licensing	720,000	—
Integrated e-commerce services
Fully managed e-commerce operation services	1,864,191	2,591,308
Digital marketing services	—	76,907
Others	26,459	32,981
Total	$2,618,928	$3,501,947